Acquisition Activity (Pro Forma Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
InfraREIT [Member]
Oncor Consolidated Pro Forma Revenues	$ 4,431	$ 4,318